Financial Items - Summary of Financial Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Foreign exchange results	$ (353)	$ 130	$ 96
Financial income	36	37	25
Results from financial instruments, net (notes 14.2 and 17.4)	(4)	(65)	99
Net interest cost of defined benefit liabilities (note 19)	(40)	(44)	(28)
Effects of amortized cost on assets and liabilities	(53)	(42)	(32)
Others	35	0	12
Other financial income (expense), net	$ (379)	$ 16	$ 172